UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05189

                              THE SPAIN FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2007

                   Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


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

The Spain Fund
Portfolio of Investments
February 28, 2007 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS - 93.7%
Finance - 36.0%
Banking - Money Center - 24.5%
Banco Bilbao Vizcaya Argentaria SA (a)                    719,461   $ 17,508,905
Banco Santander Central Hispano SA                        656,273     12,150,367
                                                                    ------------
                                                                      29,659,272
                                                                    ------------
Banking - Regional - 8.6%
Banco Pastor SA                                           265,989      5,920,300
Banco Popular Espanol SA                                  229,788      4,515,827
                                                                    ------------
                                                                      10,436,127
                                                                    ------------
Insurance - 2.9%
Grupo Catalana Occidente SA                                89,182      3,565,980
                                                                    ------------
                                                                      43,661,379
                                                                    ------------
Utilities - 23.3%
Electric & Gas Utility - 9.1%
Enagas                                                     55,684      1,268,431
Iberdrola SA                                              106,329      4,658,966
Red Electrica de Espana                                   111,849      5,083,588
                                                                    ------------
                                                                      11,010,985
                                                                    ------------
Telephone Utility - 14.2%
Telefonica SA                                             802,404     17,258,963
                                                                    ------------
                                                                      28,269,948
                                                                    ------------
Capital Goods - 11.8%
Engineering & Construction - 11.8%
Fomento de Construcciones y Contratas SA                   29,128      3,024,643
Grupo Ferrovial SA                                         43,388      4,291,086
Obrascon Huarte Lain SA                                    37,043      1,494,268
Tecnicas Reunidas SA                                      120,948      5,473,838
                                                                    ------------
                                                                      14,283,835
                                                                    ------------
Consumer Services - 8.5%
Airlines - 1.4%
Iberia Lineas Aereas de Espana                            409,360      1,725,562
                                                                    ------------
Apparel - 4.7%
Inditex SA                                                 98,703      5,736,156
                                                                    ------------
Restaurants & Lodging - 2.4%
Sol Melia SA                                              125,800      2,863,761
                                                                    ------------
                                                                      10,325,479
                                                                    ------------
Consumer Staples - 4.9%
Food - 2.5%
Ebro Puleva SA                                            130,000      3,023,782
                                                                    ------------
Tobacco - 2.4%
Altadis SA                                                 59,155      2,998,394
                                                                    ------------
                                                                       6,022,176
                                                                    ------------


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

Aerospace & Defense - 3.4%
Defense Electronics - 3.4%
European Aeronautic Defence & Space Co.,
   NV                                                     120,711      4,107,246
                                                                    ------------
Technology - 2.8%
Computer Services - 2.8%
Indra Sistemas SA                                         146,005      3,354,978
                                                                    ------------
Health Care - 2.0%
Miscellaneous - 2.0%
Grifols SA (b)                                            156,007      2,386,790
                                                                    ------------
Consumer Manufacturing - 1.0%
Building & Related - 1.0%
Cementos Portland Valderrivas SA                            8,500      1,263,567
                                                                    ------------
Total Investments - 93.7%
   (cost $62,723,771)                                                113,675,398
Other assets less liabilities - 6.3%                                   7,594,519
                                                                    ------------
Net Assets - 100.0%                                                 $121,269,917
                                                                    ------------

(a)  Security represents investment in an affiliate.

(b)  Non-income producing security.

     Please note: The sector classifications presented herein are based on the sector categorizations methodology of the Investment Manager.


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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.                          DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 23, 2007


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: April 23, 2007


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